Acquisitions and Divestitures - Disclosure Of Net Loss From Discontinued Operations On Disposal (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Impairment	$ (13,283)
Koricancha [member]
Disclosure of detailed information about business combination [line items]
Consideration, net of costs to sell	7,731
Less: Carrying value of Koricancha net assets as of August 20, 2018	(8,248)
Other closing adjustments	(28)
Net loss on sale	(545)
Impairment	(24,135)
Total loss from discontinued operation for the year ended December 31, 2018	$ (24,680)